Disclosure of financial instruments and management of financial risks - Maturity profile of the group's financial liabilities based on contractual undiscounted payments (Details) - EUR (€)
€ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments and management of financial risks
Contractual commitments	€ (74,300)	€ (163,557)
Lease liabilities	(54,723)	(37,013)
Other liabilities	(103,753)	(170,073)
Trade and other payables	(73,463)	(127,703)
Total	(306,239)	(498,346)
less than 3 months
Disclosure of financial instruments and management of financial risks
Lease liabilities	(1,834)	(850)
Other liabilities	(21,603)	(79,927)
Trade and other payables	(68,786)	(99,035)
Total	(92,223)	(179,812)
3 to 12 months
Disclosure of financial instruments and management of financial risks
Contractual commitments	(49,923)	(163,557)
Lease liabilities	(5,413)	(4,183)
Other liabilities	(19,844)	(80,116)
Trade and other payables	(4,677)	(638)
Total	(79,857)	(248,494)
1 to 5 years
Disclosure of financial instruments and management of financial risks
Contractual commitments	(24,377)
Lease liabilities	(25,693)	(21,649)
Other liabilities	(62,286)	(10,018)
Trade and other payables		(28,030)
Total	(112,356)	(59,697)
> 5 years
Disclosure of financial instruments and management of financial risks
Lease liabilities	(21,783)	(10,331)
Other liabilities	(20)	(12)
Total	€ (21,803)	€ (10,343)